Revenues	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
REVENUES

NOTE 7 - REVENUES:

a.	Revenues by product:

	Six months ended		Year ended
	June 30,		December 31,
	2020	2019	2019
	Unaudited		Audited
	USD in thousands
Miniature camera and related equipment	69	59	188
Development and other services	4	85	85
Total	73	144	273

b.	Major customers

Set forth below is a breakdown of Company's revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Six month ended		Year ended
	June 30,		December 31,
	2020	2019	2019
	USD in thousands
Customer A	-	85	85

Customer B	-	-	30

Customer C	26	6	40

Customer D	-	-	27

Customer E	24	-	-

Customer F	9	-	-